Risk management and concentrations of risk - Effect of cash flow hedge accounting on accumulated OCI and earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning Balance, Before tax gains (losses)	$ (29,486)	$ (18,119)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)	4,438	(18,240)
Reclassification from accumulated other comprehensive income included in hedge effectiveness	8,417	5,849
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)	1,024	1,024
Other comprehensive income for period, Before tax gains (losses)	13,879	(11,367)
Reclassification from accumulated other comprehensive income included in hedge effectiveness of joint ventures, before tax	181
Total other comprehensive income for period, before tax	14,060
Ending Balance, Before tax gains (losses)	(15,426)	(29,486)	$ (18,119)
Beginning Balance, Tax benefit (expense)	(86)	176
Amortization of amount excluded from hedge effectiveness, tax	0	0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)		0
Reclassification from accumulated other comprehensive income included in hedge effectiveness, tax	0	0
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	(187)	(262)
Other comprehensive income for period, Tax benefit (expense)	(187)	(262)
Total other comprehensive income for period, tax	(187)	(262)	(389)
Ending Balance, Tax benefit (expense)	(273)	(86)	176
Beginning Balance, Net of tax	(29,572)	(17,943)
Effective portion of unrealized loss on cash flow hedge, Net of tax	4,438	(18,240)
Reclassification from accumulated other comprehensive income included in hedge effectiveness, Net of tax	8,417	5,849
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax	837	762
Other comprehensive income for period, Net of tax	13,692	(11,629)	(12,606)
Reclassification from accumulated other comprehensive income included in hedge effectiveness of joint ventures, Net of tax	181
Total other comprehensive income for period, Net of tax	13,873	(11,629)	(12,606)
Ending Balance, Net of tax	(15,699)	(29,572)	$ (17,943)
Gain (loss) reclassified to earnings, tax	187	262
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax	(187)	262
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(8,417)	(5,849)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)	(1,024)	(1,024)
Gain (loss) reclassified to earnings	$ (9,441)	$ (6,873)